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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment              [ ] Amendment Number: ___
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George Kim
Title: Chief Financial Officer
Phone: 973-921-3421

Signature, Place, and Date of Signing:

   s/ George Kim          Short Hills, NJ         August 12, 2011
-------------------     -------------------     -------------------
    (Signature)            (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
Form 13F Information Table Entry Total:       16
Form 13F Information Table Value Total:  226,508  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   --------------------    --------------------
1     028-12245               CHC Partners, L.L.C.
2     028-12247               Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4           COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
---------------------- ------------- --------- -------- --------------------------- -------------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                          TITLE OF               VALUE   SHRS OR                      INVESTMENT    OTHER   ---------------------
    NAME OF ISSUER         CLASS       CUSIP    (X1000)  PRN AMT   SH/PRN  PUT/CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
---------------------- ------------- --------- -------- --------- -------- -------- -------------- -------- --------- ------ ----
CHENIERE ENERGY INC       COM NEW    16411R208    5,258   574,000    SH             Shared-Defined    1,2     574,000    0     0
DANA HLDG CORP              COM      235825205   13,993   764,667    SH             Shared-Defined    1,2     764,667    0     0
ENERGY XXI (BERMUDA)
  LTD                  USD UNRS SHS  G10082140   32,290   972,000    SH             Shared-Defined    1,2     972,000    0     0
FORD MTR CO DEL        COM PAR $0.01 345370860    4,827   350,000    SH             Shared-Defined    1,2     350,000    0     0
GENERAL MTRS CO             COM      37045V100   23,059   759,513    SH             Shared-Defined    1,2     759,513    0     0
GRAPHIC PACKAGING
  HLDG CO                   COM      388689101    8,160 1,500,000    SH             Shared-Defined    1,2   1,500,000    0     0
KKR & CO L P DEL         COM UNITS   48248M102    4,503   275,900    SH             Shared-Defined    1,2     275,900    0     0
LEAR CORP                 COM NEW    521865204   14,139   264,378    SH             Shared-Defined    1,2     264,378    0     0
LYONDELLBASELL
  INDUSTRIES N           SHS - A -   N53745100   29,334   761,529    SH             Shared-Defined    1,2     761,529    0     0
MARATHON OIL CORP           COM      565849106   10,273   195,000    SH             Shared-Defined    1,2     195,000    0     0
MCMORAN EXPLORATION CO      COM      582411104   10,811   585,000    SH             Shared-Defined    1,2     585,000    0     0
MGIC INVT CORP WIS          COM      552848103    3,570   600,000    SH             Shared-Defined    1,2     600,000    0     0
PMI GROUP INC               COM      69344M101      214   200,000    SH             Shared-Defined    1,2     200,000    0     0
ROCK-TENN CO               CL A      772739207   17,971   270,888    SH             Shared-Defined    1,2     270,888    0     0
SUNOCO INC                  COM      86764P109   35,025   839,734    SH             Shared-Defined    1,2     839,734    0     0
UNITED RENTALS INC          COM      911363109   13,081   515,000    SH             Shared-Defined    1,2     515,000    0     0